Prudential Investment Portfolios, Inc. 14

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

February 18, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios, Inc. 14

Form N-1A Post-Effective Amendment No. 53 to the Registration

Statement under the Securities Act of 1933 (1933 Act);

Amendment No. 56 to the Registration Statement under

the Investment Company Act of 1940 (1940 Act)

Securities Act Registration No. 002-82976

Investment Company Act No. 811-03712

Dear Sir or Madam:

On behalf of Prudential Investment Portfolios, Inc. 14 (the Registrant), transmitted herewith for filing is Post-Effective Amendment No. 53 to the Registration Statement under the 1933 Act and Amendment No. 56 to the Registration Statement under the 1940 Act (the Amendment).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to amend the Registrant’s Registration Statement to add a new class of shares to Prudential Floating Rate Income Fund, a series of the Registrant. The new class of shares will be known as Class Q.

The Fund intends to file a subsequent post-effective amendment on or before April 10, 2015 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at (973) 802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President and Corporate Counsel